Note 3 - Divestiture of Targeted Therapies (Tables)	12 Months Ended
Oct. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Accounts receivable	$6,631
Inventories	842
Other assets	2,852
Accounts payable and accrued liabilities	(2,721)
Other liabilities	(90)
Net assets	$7,514